Notes to the Consolidated Statement of Cash Flows - Summary of Major Non-cash Transactions (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Additions to right-of-use assets and reserve (Note 21(b))	¥ 744
Additions to right-of-use assets and lease liabilities	¥ 18,202	¥ 7,191